Organization and Summary of Significant Accounting Policies - Product Warranties (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Warranty Liability [Line Items]
Standard product warranty accrual	$ 39,508	$ 42,256	$ 47,678
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	42,256	47,678	53,296
Accruals for warranties issued	896	1,551	1,304
Changes to estimates of volume and costs	0	1,234	(1,002)
Settlements made	(3,644)	(8,207)	(5,920)
Ending balance	39,508	42,256	47,678
Warranty liability, current, beginning balance	8,868	8,864	8,038
Warranty liability, noncurrent, beginning balance	33,388	38,814	45,258
Warranty liability, current, ending balance	8,576	8,868	8,864
Warranty liability, noncurrent, ending balance	30,932	33,388	38,814
IGU
Product Warranty Liability [Line Items]
Standard product warranty accrual	$ 33,800	$ 36,200	42,100
Standard product warranty term	10 years	10 years
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 36,200	$ 42,100
Ending balance	$ 33,800	$ 36,200	42,100
IGUS With Sloped Or Laminated Glass | Maximum
Product Warranty Liability [Line Items]
Standard product warranty term	10 years	10 years
IGUS With Sloped Or Laminated Glass | Minimum
Product Warranty Liability [Line Items]
Standard product warranty term	5 years	5 years
Control System Associated With The Sale Of IGUS
Product Warranty Liability [Line Items]
Standard product warranty term	5 years	5 years
Accrued expenses and other current liabilities
Product Warranty Liability [Line Items]
Standard product warranty accrual		$ 700	800
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 700	800
Ending balance		700	800
Other Liabilities
Product Warranty Liability [Line Items]
Standard product warranty accrual		5,100	2,700
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	5,100	2,700	0
Ending balance		5,100	2,700
Standard Assurance Warranty [Member]
Product Warranty Liability [Line Items]
Standard product warranty accrual	5,700	6,100	5,500
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	6,100	5,500
Ending balance	$ 5,700	$ 6,100	$ 5,500